Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Leases [Line Items]
Short-term lease costs	$ 54	$ 51
Operating lease, payments	$ 123	$ 272
Weighted average remaining lease term	6 years 10 months 24 days
Weighted average discount rate	4.60%
Minimum [Member]
Operating Leases [Line Items]
Remaining lease terms	1 year 3 months
Maximum [Member]
Operating Leases [Line Items]
Remaining lease terms	7 years 3 months